Provisions for Legal Proceedings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Provisions for Legal Proceedings [Abstract]
Schedule of Breakdown Liabilities	Breakdown:
	June 30, 2024	December 31, 2023
Current liabilities	266,590	197,440
Non-current liabilities	272,387	315,953
	538,977	513,393

Schedule of Provisions are Recognized Based on Estimated Cost
	June 30, 2024				December 31, 2023
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total
Brasil	95,674	68,119	107,834	271,627	107,940	73,502	133,006	314,448
USA	—	266,590	—	266,590	—	197,439	—	197,439
Others jurisdictions	119	42	599	760	64	48	1,394	1,506
Total	95,793	334,751	108,433	538,977	108,004	270,989	134,400	513,393
The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed more likely than not based on estimated costs determined by management as follow:
	December 31, 2023				December 31, 2022
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total
Brazil	107,940	73,502	133,006	314,448	99,187	48,539	104,126	251,852
USA	—	197,439	—	197,439	—	174,239	—	174,239
Others jurisdictions	64	48	1,394	1,506	83	22	1,294	1,399
Total	108,004	270,989	134,400	513,393	99,270	222,800	105,420	427,490

Schedule of Changes in Provisions
	Labor		Civil			Tax and Social Security
Jurisdiction	Brazil	Other	Brazil	USA	Other	Brazil	Other
Balance at January 1, 2023	107,940	64	73,502	197,440	47	133,006	1,394
Additions, reversals and changes in estimates	34,000	(594)	11,340	80,276	(541)	(13,670)	4,381
Payments	(34,795)	790	(11,000)	(11,090)	299	(1,674)	14
Indexation	2,538	(99)	4,153	—	(113)	6,636	(4,730)
Exchange rate variation	(14,009)	(42)	(9,876)	(36)	350	(16,464)	(460)
Balance at June 30, 2024	95,674	119	68,119	266,590	42	107,834	599

Balance at January 1, 2022	99,187	83	48,539	174,240	21	104,126	1,294
Additions, reversals and changes in estimates	27,754	(484)	10,738	31,700	1,079	3,393	250
Payments	(32,035)	(669)	(4,874)	(30,300)	(3,008)	(278)	(91)
Indexation	5,563	(211)	7,694	—	758	5,666	2,122
Exchange rate variation	6,872	1,342	3,541	—	1,172	11,539	(2,189)
Balance at June 30, 2023	107,341	61	65,638	175,640	22	124,446	1,386

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	99,187	61,302	(68,781)	9,864	6,368	107,940
Other jurisdictions	83	(467)	(669)	(210)	1,327	64
Total	99,270	60,835	(69,450)	9,654	7,695	108,004
Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	96,512	47,500	(61,130)	18,618	(2,314)	99,187
Other jurisdictions	39	271	(269)	(8,996)	9,039	83
Total	96,551	47,771	(61,399)	9,622	6,725	99,270
Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	128,021	36,412	(61,794)	2,320	(8,447)	96,512
USA	—	29,000	(29,000)	—	—	—
Other jurisdictions	29	(2,486)	(340)	2,654	182	39
Total	128,050	62,926	(91,134)	4,974	(8,265)	96,551
Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	48,539	28,407	(21,032)	14,234	3,354	73,502
USA	174,239	113,500	(90,300)	—	—	197,439
Other jurisdictions	22	1,102	(3,008)	758	1,174	48
Total	222,800	143,009	(114,340)	14,992	4,528	270,989
Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	41,291	5,377	(5,231)	4,325	2,777	48,539
USA	239,838	101,446	(167,045)	—	—	174,239
Other jurisdictions	6	8	(23)	4	27	22
Total	281,135	106,831	(172,299)	4,329	2,804	222,800
Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	55,854	(5,570)	(6,677)	5,999	(8,315)	41,291
USA	210,024	766,337	(722,407)	—	(14,116)	239,838
Other jurisdictions	77	—	—	151	(222)	6
Total	265,955	760,767	(729,084)	6,150	(22,653)	281,135
Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Brazil	104,126	4,514	(603)	14,085	10,884	133,006
Other jurisdictions	1,294	259	(101)	2,142	(2,200)	1,394
Total	105,420	4,773	(704)	16,227	8,684	134,400
Jurisdiction	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Brazil	99,621	(9,671)	(3,018)	10,501	6,693	104,126
Other jurisdictions	758	288	—	39	209	1,294
Total	100,379	(9,383)	(3,018)	10,540	6,902	105,420
Jurisdiction	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Brazil	86,805	16,973	(2,418)	4,492	(6,231)	99,621
Other jurisdictions	1,279	(1,488)	114	(353)	1,206	758
Total	88,084	15,485	(2,304)	4,139	(5,025)	100,379

Schedule of Breakdown Liabilities
Breakdown:
	December 31, 2023	December 31, 2022
Current liabilities	197,440	174,240
Non-current liabilities	315,953	253,250
	513,393	427,490

Schedule of Legal Advisors and Management’s Assessment	Considering the opinion of legal advisors and management’s assessment, contingencies listed below have the probability of loss considered as possible (but not more likely than not) and due to this classification, no provisions were recognized:
	December 31, 2023	December 31, 2022
	US$ thousand	US$ thousand
Labor	267,044	243,580
Civil	405,148	336,478
Tax	5,346,009	3,559,631
Total	6,018,201	4,139,689